FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Components of financing costs

		Years ended December 31,
	Notes	2022	2021
Credit facility fees		$3.0	$3.9
Accretion expense - other		2.1	—
Accretion expense - gold prepayment[1]	20	—	—
Interest expense[1]		—	—
Other finance costs		3.5	1.3
		$8.6	$5.2
1.For the year ended December 31, 2022, interest expense of $38.9 million and accretion expense for gold prepayments of $10.1 million were capitalized to qualifying assets (December 31, 2021 - interest expense of $28.4 million and accretion expense for gold prepayments of $9.9 million).